Income Tax - Change In Tax Rate (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Zero To Five Thousand [Member]
Disclosure Of Change In Tax Rate [Line Items]
Marginal rate on the excess of the lower limit	25.00%
Tax due on lower limit	$ 0
Zero To Five Thousand [Member] | Bottom of range [member]
Disclosure Of Change In Tax Rate [Line Items]
Annual taxable income	0
Zero To Five Thousand [Member] | Top of range [member]
Disclosure Of Change In Tax Rate [Line Items]
Annual taxable income	$ 5,000
Five Thousand To Fifty Nine Thousand [Member]
Disclosure Of Change In Tax Rate [Line Items]
Marginal rate on the excess of the lower limit	30.00%
Tax due on lower limit	$ 1,250
Five Thousand To Fifty Nine Thousand [Member] | Bottom of range [member]
Disclosure Of Change In Tax Rate [Line Items]
Annual taxable income	5,000
Five Thousand To Fifty Nine Thousand [Member] | Top of range [member]
Disclosure Of Change In Tax Rate [Line Items]
Annual taxable income	$ 59,000
Over Fifty Thousand [Member]
Disclosure Of Change In Tax Rate [Line Items]
Marginal rate on the excess of the lower limit	35.00%
Tax due on lower limit	$ 14,750
Over Fifty Thousand [Member] | Bottom of range [member]
Disclosure Of Change In Tax Rate [Line Items]
Annual taxable income	$ 50,000